INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INCOME TAX
Schedule of provisions for income tax
	For the six months ended June 30, 2021	For the six months ended June 30, 2020

Income tax (benefits) at 25%	$(202,171)	$(35,237)
Net loss of Platinum	67,626	-
Increase in valuation allowance	129,533	35,237
Other	5,012	-
Provision for income taxes	$—	$—

	For the year ended December 31, 2020	For the year ended December 31, 2019

Income tax (benefits) at 25%	$(177,950)	$(57,798)
Net loss of Platinum	28,522	-
Increase in valuation allowance	149,428	57,798
Provision for income taxes	$—	$—

Schedule of deferred tax assets
	June 30, 2021	December 31, 2020

Net operating losses carry forward	$336,760	$207,227
Valuation allowance	(336,760)	(207,227)
Deferred tax assets, net	$—	$—

	December 31, 2020	December 31, 2019

Net operating losses carry forward	$207,227	$57,798
Valuation allowance	(207,227)	(57,798)
Deferred tax assets, net	$—	$—